Deferred Taxes - Summary of Reconciliation of Deferred Tax Movements Between Balance Sheet and Comprehensive Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DEFERRED TAXES
Increase (decrease) of the deferred taxes related to continuing operations	$ 87,822	$ (68,036)	$ 474,493
Deferred taxes on hedge movements (revenue and derivatives hedge)	37,616,791	(26,139,149)	(21,528,043)
Increase (decrease) of the deferred taxes related to discontinuing operations			603,234
Total	$ 37,704,613	$ (26,207,185)	$ (20,450,316)